4. Bluestone Acquisition and Power-Save Sale	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Bluestone Acquisition And Power-Save Sale
4. Bluestone Acquisition and Power-Save Sale

On March 9, 2012, Lustros acquired all of the outstanding capital stock and rights to acquire capital stock of Bluestone in exchange for 60,000,000 shares of its common stock. As of the closing, these shares represented 96.7% of the Company’s outstanding common stock.  Bluestone's principal asset was a 60% equity interest in Sulfatos, which Bluestone acquired in February 2012. For financial reporting purposes, the Company has treated the Bluestone Acquisition as a reverse acquisition with Bluestone the acquiring entity and Lustros as the acquired entity. As a result, the Company's financial statements reflect the financial information of Bluestone prior to March 9, 2012 and the combined entity on and after March 9, 2012.

On March 25, 2012, the Company sold the assets (including the "Power-Save" name) of its renewable energy and energy savings product business in which it had engaged prior to the Bluestone Acquisition, to the former management of the Company. The purchase price for the assets was the cancellation of obligation for unpaid salaries and other monies owed to prior management and the assumption by the buyer of certain liabilities of the Company related to the Power-Save business.

The following information presents supplemental cash flows information of assets acquired and liabilities assumed in connection with the Bluestone Acquisition:

Twelve months Ended December 31, 2012
Notes receivable	$18,446
Inventories	65,565
Prepaid expenses and other	4,765
Property and equipment	48,406
Accounts payable	(181,172)
Notes payable	(19,217)
(63,207)
Plus, cash acquired	38,572
Total Bluestone Acquisition and Power Save Sale	$(24,635)

The following information presents supplemental cash flows information of assets given and liabilities released in connection with the Power Save Sale:

Twelve months Ended December 31, 2012
Notes receivable	$(18,446)
Inventories	(65,565)
Prepaid expenses and other	(4,765)
Property and equipment	(48,406)
Accounts payable	180,103
Notes payable	19,217
62,138
Less, cash transferred in disposal	(20,642)
Total Power Save Sale	$41,496

On March 9, 2012, Lustros acquired all of the outstanding capital stock and rights to acquire capital stock of Bluestone in exchange for 60,000,000 shares of its common stock. As of the closing, these shares represented 96.7% of the Company’s outstanding common stock.  Bluestone's principal asset was a 60% equity interest in Sulfatos, which Bluestone acquired in February 2012. For financial reporting purposes, the Company has treated the Bluestone Acquisition as a reverse acquisition with Bluestone the acquiring entity and Lustros as the acquired entity. As a result, the Company's financial statements reflect the financial information of Bluestone prior to March 9, 2012 and the combined entity on and after March 9, 2012.

On March 25, 2012, the Company sold the assets (including the "Power-Save" name) of its renewable energy and energy savings product business in which it had engaged prior to the Bluestone Acquisition, to the former management of the Company. The purchase price for the assets was the cancellation of obligation for unpaid salaries and other monies owed to prior management and the assumption by the buyer of certain liabilities of the Company related to the Power-Save business.

The following information presents supplemental cash flows information of assets acquired and liabilities assumed in connection with the Bluestone Acquisition:

Twelve months Ended December 31, 2012
Notes receivable	$18,446
Inventories	65,565
Prepaid expenses and other	4,765
Property and equipment	48,406
Accounts payable	(181,172)
Notes payable	(19,217)
(63,207)
Plus, cash acquired	38,572
Total Bluestone Acquisition and Power Save Sale	$(24,635)

The following information presents supplemental cash flows information of assets given and liabilities released in connection with the Power Save Sale:

Twelve months Ended December 31, 2012
Notes receivable	$(18,446)
Inventories	(65,565)
Prepaid expenses and other	(4,765)
Property and equipment	(48,406)
Accounts payable	180,103
Notes payable	19,217
62,138
Less, cash transferred in disposal	(20,642)
Total Power Save Sale	$41,496